LOANS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2026
Receivables [Abstract]
LOANS RECEIVABLE, NET

NOTE 7 — LOANS RECEIVABLE, NET

Loans receivable consisted of the following:

	As of June 30,
	2026	2025
WELL FANCY DEVELOPMENT LTD.(1)	$221,050	$283,050
HAMASEN INTERNATIONAL CONSULTANCY LIMITED(2)	468,000	600,000
LIBRA APPRAISAL LIMITED(3)	400,000	500,000
GIANT IMAGE LIMITED(4)	2,192,000	2,832,000
OIC CORPORATE SERVICES LIMITED(5)	234,000	300,000
Jiangyin Gushan Town Yuhua Aluminum Industry Co., Ltd. (6)	30,832,930	-
Leiluo Intelligent Technology (Jiangsu) Co., Ltd.(7)	568,207	-
RAPID PROCEED LIMITED(8)	4,160,000	-
Subtotal	39,076,187	$4,515,050
Less: allowance for expected credit losses	1,315,200	-
Loans receivable, net	$37,760,987	$4,515,050
Less: current portion	$1,468,207	$1,000,000
Non-current portion	$36,292,780	$3,515,050

(1)

Pursuant to a multi-party loan agreement executed on October 28, 2024, Li Bang International provided a loan of $283,050, with interest of 5% to WELL FANCY DEVELOPMENT LTD., a third-party (the “Well Fancy Agreement”) from October 28, 2024 to September 27, 2025. In accordance with the Well Fancy Agreement, the principal shall be repaid by September 27, 2025 by a third-party company, Suzhou Yufengyuan Food Distribution Co., Ltd. (Yufengyuan). On September 30, 2025, the Well Fancy Agreement was amended with the execution of a supplemental agreement that extended the due date of the outstanding principal. Yufengyuan made a payment of $62,000 to Li Bang International in October 2025. The remaining loan balance of $221,050 should be repaid no later than October 30, 2026.

On July 16, 2026, the Well Fancy Agreement was terminated and Li Bang International entered into a new multi-party repayment agreement, pursuant to which the outstanding loan would be repaid by HK RED SUN CO., LIMITED (“RED SUN”), a third party. In October 2026, RED SUN repaid $75,000 to Li Bang International. The remaining loan balance of $146,050, inclusive of accrued interest, will be repaid no later than October 30, 2027.

(2)

Pursuant to a multi-party loan agreement executed on October 28, 2024, Li Bang International provided a loan of $600,000 with interest of 5% to HAMASEN INTERNATIONAL CONSULTANCY LIMITED, a third-party (the “Hamasen Agreement”) from October 28, 2024 to October 27, 2025. In accordance with the Hamasen Agreement, the principal shall be repaid by October 27, 2025 by a third-party company, Jiangsu Youbiqi Trading Co., Ltd. (“Youbiqi”). On September 30, 2025, the Hamasen Agreement was amended with the execution of a supplemental agreement that extended the due date of the outstanding principal. Youbiqi made a payment of $132,000 to Li Bang International in October 2025. The remaining loan balance of $468,000 should be repaid no later than October 30, 2026.

On July 16, 2026, the Hamasen Agreement was terminated and Li Bang International entered into a new multi-party repayment agreement, pursuant to which the outstanding loan would be repaid by RED SUN. In October 2026, RED SUN repaid $117,000 to Li Bang International. The remaining loan balance of $351,000, inclusive of accrued interest, will be repaid no later than October 30, 2027.

(3)

Pursuant to a multi-party loan agreement executed on October 28, 2024, Li Bang International provided a loan of $500,000 with interest of 5% to LIBRA APPRAISAL LIMITED, a third-party (the “Libra Agreement”) from October 28, 2024 to October 27, 2025. In accordance with the Libra Agreement, the principal shall be repaid by October 27, 2025 by Youbiqi. On September 30, 2025, the Libra Agreement was amended with the execution of a supplemental agreement that extended the due date of the outstanding principal. Youbiqi made a payment of $100,000 to Li Bang International in October 2025. The outstanding loan balance of $400,000 should be repaid no later than October 30, 2026.

On July 16, 2026, the Libra Agreement was terminated and Li Bang International entered into a new multi-party repayment agreement, pursuant to which the remaining loan was to be repaid by RED SUN. In October 2026, RED SUN repaid $100,000 to Li Bang International. The remaining loan balance of $300,000, together with accrued interest will be repaid no later than October 30, 2027.

(4)

Pursuant to a multi-party loan agreement executed on October 28, 2024 and November 18, 2024, Li Bang International provided two loans of $2,000,000 and $832,000 to GIANT IMAGE LIMITED, a third-party (the “Giant Image Agreement”) for one year, carrying interest at 5%. In accordance with the Giant Image Agreement, $2,000,000 shall be repaid by October 27, 2025 and $832,000 shall be repaid by October 17, 2025 by Youbiqi. On September 30, 2025, the Giant Image Agreement was amended with the execution of a supplementa1 agreement that extended the due date of the outstanding principal. Youbiqi made a payment of $640,000 to Li Bang International in October 2025. The outstanding loan balance of $2,192,000 should be repaid no later than October 30, 2026.

On July 16, 2026, the Giant Image Agreement was terminated and Li Bang International entered into a new multi-party repayment agreement, pursuant to which the remaining loan would be repaid by RED SUN. In October 2026, RED SUN repaid $548,000 to Li Bang International. The remaining loan balance of $1,644,000, together with accrued interest will be repaid no later than October 30, 2027. Based on an assessment of GIANT IMAGE LIMITED’s intent and ability to repay the loan and consideration of the current and future economic conditions, the Company recorded an allowance of $1,315,200 for expected credit losses on this loan.

(5)

Pursuant to a multi-party loan agreement executed on November 14, 2024, Li Bang International provided a loan of $300,000 with interest of 5% to OIC CORPORATE SERVICES LIMITED, a third-party (the “OIC Agreement’) from November 14, 2024 to October 13, 2025. In accordance with the OIC Agreement, the principal shall be repaid by October 13, 2025 by Yufengyuan. On September 30, 2025, the OIC Agreement was amended with the execution of a supplementa1 agreement that extended the due date of the outstanding principal. Yufengyuan made a payment of $66,000 to Li Bang International in October 2025. The remaining loan balance of $234,000 should be repaid no later than October 30, 2026.

On July 16, 2026, the OIC Agreement was terminated and Li Bang International entered into a new multi-party repayment agreement, pursuant to which the remaining loan was to be repaid by RED SUN. In October 2026, RED SUN repaid $60,000 to Li Bang International. The remaining loan balance of $174,000, together with accrued interest will be repaid no later than October 30, 2027.

(6)

On December 26, 2025, Li Bang Intelligent Technology provided a loan of RMB 210 million ($30,832,930) with an interest rate of 5% to Jiangyin Huiheng Investment Co., Ltd. (Jiangyin Huiheng), a third-party, with a contract term from January 1, 2026 to December 31, 2027. According to the loan agreement, the principal amount shall be repaid by December 31, 2027.

Pursuant to a multi-party loan agreement executed on May 25, 2026, Li Bang Intelligent Technology agreed to transfer all rights and obligations of Jiangyin Huiheng to Jiangyin Gushan Town Yuhua Aluminum Industry Co. Ltd. (“Yuhua Aluminum”), with Yuhua Aluminum acting as the new debtor. The loan term is effective retroactively from January 1, 2026 to December 31, 2027, with an annual interest rate of 3%. Prior to the expiry of the loan agreement, Yuhua Aluminum and Li Bang Intelligent Technology shall negotiate whether to renew the loan contract.

(7)	On June 1, 2026, Li Bang Kitchen Appliance provided a one-year loan of RMB 3.87 million ($568,207) to Leiluo Intelligent Technology (Jiangsu) Co., Ltd., (“Leiluo Intelligent”), a strategic business partner, at an annual interest rate of 3%. From September 22 to October 20, 2026, Leiluo Intelligent repaid RMB 2 million ($293,647). In accordance with the loan agreement, the outstanding balance should be repaid no later than May 31, 2027.

(8)	On June 1, 2026 Li Bang Intelligent Technology provided a loan of $4,160,000 to RAPID PROCEED LIMITED (“RAPID PROCEED”), a third-party strategic business partner. The loan to RAPID PROCEED carries an annual interest rate of 3%. Both interest and principal should be repaid in full no later than May 31, 2028.

As of the date of this report, loans receivable was $37,882,540. Of this total, $2,615,050 will be repaid by RED SUN, $30,832,930 by Yuhua Aluminum, $274,560 by Leiluo Intelligent and $4,160,000 by RAPID PROCEED.